Convertible Notes - Summary of Aggregate Future Principal Payments for the Convertible Notes (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt Disclosure [Abstract]
2 years to 3 years (Including 3 years)	¥ 240,212	$ 35,000
Total	¥ 240,212	$ 35,000